Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jan. 02, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
ACCUMLATED OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive income (loss) represents net earnings and any revenue, expenses, gains and losses that, under U.S. GAAP, are excluded from net earnings and recognized directly as a component of stockholders’ equity.
The change in accumulated other comprehensive income (loss) during fiscal years 2015 and 2014 is as follows:

(In millions)	Foreign currency translation adjustments	Foreign exchange contracts		Interest rate swap	Pension adjustments		Total
Balance of accumulated other comprehensive income (loss) as of December 28, 2013	$0.5	$(0.8)		$0.6	$(9.5)		$(9.2)
Other comprehensive income (loss) before reclassifications (1)	(17.4)	9.1		(0.2)	(36.3)		(44.8)
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.5	(2)	—	6.5	(3)	7.0
Income tax expense (benefit)	—	(0.2)		—	(2.3)		(2.5)
Net reclassifications	—	0.3		—	4.2		4.5
Net current-period other comprehensive income (loss) (1)	(17.4)	9.4		(0.2)	(32.1)		(40.3)
Balance of accumulated other comprehensive income (loss) as of January 3, 2015	$(16.9)	$8.6		$0.4	$(41.6)		$(49.5)

Balance of accumulated other comprehensive income (loss) as of January 3, 2015	$(16.9)	$8.6		$0.4	$(41.6)		$(49.5)
Other comprehensive income (loss) before reclassifications (1)	(30.4)	10.8		(4.2)	15.2		(8.6)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(19.0)	(2)	2.1	20.9	(3)	4.0
Income tax expense (benefit)	—	6.0		(0.7)	(7.3)		(2.0)
Net reclassifications	—	(13.0)		1.4	13.6		2.0
Net current-period other comprehensive income (loss) (1)	(30.4)	(2.2)		(2.8)	28.8		(6.6)
Balance of accumulated other comprehensive income (loss) as of January 2, 2016	$(47.3)	$6.4		$(2.4)	$(12.8)		$(56.1)

(1)	Other comprehensive income is reported net of taxes and noncontrolling interest.

(2)	Amounts reclassified are included in cost of goods sold.

(3)	Amounts reclassified are included in the computation of net pension expense (see Note 12 to the consolidated financial statements for additional details).